FAIR VALUE MEASUREMENTS, Asset and Liabilities Measured at Fair Value on Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Derivative Assets and Liabilities [Abstract]
Derivative assets	$ 5,929	$ 2,643
Derivative liabilities	8,558	7,344
Recurring [Member]
Derivative Assets and Liabilities [Abstract]
Derivative assets	5,929	2,643
Derivative liabilities	8,558	7,344
Investment in equity certificates	5,747
Recurring [Member] | Level 1 [Member]
Derivative Assets and Liabilities [Abstract]
Derivative assets	0	0
Derivative liabilities	0	0
Investment in equity certificates	0
Recurring [Member] | Level 2 [Member]
Derivative Assets and Liabilities [Abstract]
Derivative assets	5,929	2,643
Derivative liabilities	8,558	7,344
Investment in equity certificates	5,747
Recurring [Member] | Level 3 [Member]
Derivative Assets and Liabilities [Abstract]
Derivative assets	0	0
Derivative liabilities	0	$ 0
Investment in equity certificates	$ 0